22. Deferred revenue (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Revenues [Abstract]
Accounts receivable included in trade accounts receivable	R$ 3,287,855	R$ 2,969,116
Contractual asset (note 6)	15,142	130
Contractual liabilities	R$ (23,262)	R$ (20,928)